Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 565,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	86,623.98
Total Offset Amount	0.00
Net Fee	$ 86,623.98